REVENUES	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
The following tables summarize the partnership’s segment revenues by type of revenue for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$20,621	$2,342	$14,418	$37,381
Other revenues	1,828	1,397	14	3,239
Total revenues	$22,449	$3,739	$14,432	$40,620

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$30,873	$6,046	$15,180	$52,099
Other revenues	1,537	1,411	21	2,969
Total revenues	$32,410	$7,457	$15,201	$55,068

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$33,631	$6,118	$15,059	$54,808
Other revenues	1,155	1,406	16	2,577
Total revenues	$34,786	$7,524	$15,075	$57,385
The change in revenues in the partnership’s Business services segment for the year ended December 31, 2024 compared to the years ended December 31, 2023 and 2022 is primarily due to the disposition of the partnership's road fuels operation in the third quarter of 2024.
(b)Timing of recognition of revenues from contracts with customers
The following tables summarize the partnership’s segment revenues by timing of revenue recognition for total revenues from contracts with customers for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$14,775	$814	$14,185	$29,774
Services transferred over a period of time	5,846	1,528	233	7,607
Total revenues from contracts with customers	$20,621	$2,342	$14,418	$37,381

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$25,075	$2,070	$14,874	$42,019
Services transferred over a period of time	5,798	3,976	306	10,080
Total revenues from contracts with customers	$30,873	$6,046	$15,180	$52,099

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$29,092	$2,391	$14,661	$46,144
Services transferred over a period of time	4,539	3,727	398	8,664
Total revenues from contracts with customers	$33,631	$6,118	$15,059	$54,808
(c)Revenues by geography
The following table summarizes the partnership’s total revenues by geography for the years ended December 31, 2024, 2023 and 2022:

(US$ MILLIONS)	2024	2023	2022
United Kingdom	$11,583	$19,524	$21,921
United States	8,202	11,676	10,297
Europe	6,361	8,017	8,742
Australia	5,683	4,962	4,950
Brazil	2,698	2,838	2,558
Canada	2,301	3,954	4,805
Mexico	1,305	1,202	941
Other	2,487	2,895	3,171
Total revenues	$40,620	$55,068	$57,385
The following tables summarize the partnership’s segment revenues by geography for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$10,756	$303	$315	$11,374
United States	1,527	803	5,873	8,203
Europe	1,112	781	3,569	5,462
Australia	4,803	172	128	5,103
Brazil	956	82	1,281	2,319
Canada	816	100	458	1,374
Mexico	1	—	1,305	1,306
Other	650	101	1,489	2,240
Total revenues from contracts with customers	$20,621	$2,342	$14,418	$37,381
Other revenues	$1,828	$1,397	$14	$3,239
Total revenues	$22,449	$3,739	$14,432	$40,620

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$18,391	$577	$342	$19,310
United States	2,148	3,180	6,334	11,662
Europe	2,073	1,558	3,482	7,113
Australia	4,100	224	134	4,458
Brazil	863	96	1,555	2,514
Canada	2,347	166	606	3,119
Mexico	—	—	1,202	1,202
Other	951	245	1,525	2,721
Total revenues from contracts with customers	$30,873	$6,046	$15,180	$52,099
Other revenues	$1,537	$1,411	$21	$2,969
Total revenues	$32,410	$7,457	$15,201	$55,068

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$20,939	$492	$329	$21,760
United States	1,233	2,754	6,300	10,287
Europe	2,867	1,770	3,190	7,827
Australia	4,323	226	137	4,686
Brazil	228	112	1,955	2,295
Canada	3,185	165	730	4,080
Mexico	—	—	941	941
Other	856	599	1,477	2,932
Total revenues from contracts with customers	$33,631	$6,118	$15,059	$54,808
Other revenues	$1,155	$1,406	$16	$2,577
Total revenues	$34,786	$7,524	$15,075	$57,385
(d)Lease income
Total lease income from operating leases totaled $1,694 million for the year ended December 31, 2024 (2023: $1,526 million). The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Lease earnings receivable
Less than 1 year	$964	$683
2 to 5 years	954	1,344
5+ years	195	217
Total	$2,113	$2,244
(e)Remaining performance obligations
Business services
In the partnership’s construction operation business, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract or work order. As at December 31, 2024, the partnership’s backlog of construction projects was approximately $5.7 billion (2023: $6.2 billion). The partnership expects to recognize most of this amount within the next 2 years and the remainder in the next 5 years.
The partnership’s dealer software and technology services operation had remaining performance obligations related to its long-term software and maintenance and support contracts of approximately $3.0 billion (2023: $2.3 billion). The partnership expects to recognize most of this amount within the next 2 years and the remainder in the next 5 years. The remaining performance obligations exclude future transaction revenue where revenue is recognized as the services are rendered and in the amount to which the partnership has the right to invoice.
Industrials
The partnership’s Brazilian water and wastewater operation business is party to certain remaining performance obligations which have a duration of more than one year. As at December 31, 2024, the remaining performance obligations were approximately $8.3 billion (2023: $10.6 billion), with the most significant relating to the service concession arrangements with various municipalities which have an average remaining term of 22 years.